Share-based compensation	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-based compensation
25	Share-based compensation

25.1	Share-based compensation: VTEX
Prior to November 2021, certain members of management and employees received share-based compensation under a share option plan and a restricted share plan, or the
Pre-IPO
plans. Although grants made pursuant to the
Pre-IPO
plans prior to the adoption of the 2021 Share Plan (as defined below) remain valid, the outstanding pools of the
Pre-IPO
plans have been canceled and no additional grants may be made. VTEX has awarded 6,368,130 stock options and 1,441,305 restricted share units under the
Pre-IPO
plans that are currently outstanding and not exercised or
settled.
On
November 11, 2021, the Board of Directors approved the VTEX 2021 Share Plan, or the 2021 Share Plan, substituting the
Pre-IPO
plans.
Eligible
participants of the 2021 Share Plan include certain members of management and employees. Beneficiaries under 2021 Share Plan may be granted stock options and/or restricted shares units on certain determined criteria. The final eligibility of any beneficiary to participate in the 2021 Share Plan is determined by the Board of Directors.
On November 7, 2022, the Board of Directors amended and restated the 2021 Share Plan and authorized an increase of the number of shares that were available to be issued under the 2021 Share Plan (the “Plan Share Reserve”) to include (i) an additional 2,600,000 Class A common shares to be reserved for issuance to offset an aggregate of approximately 2,600,000 stock options and restricted stock units that were previously granted under
Pre-IPO
Plans and have been since forfeited or were expected to be forfeited by December 31,
2022.
As
of December 31, 2022, VTEX has awarded 3,345,616 stock options and 2,067,889 restricted share units under the 2021 Share Plan that are currently outstanding and not exercised. 515,177 Class A common shares remain available for issuance under the 2021 Share Plan, amended and restated. Pursuant to the terms of the 2021 Share Plan, the Plan Share Reserve automatically renews on the first day of each fiscal year, by a number of Class A common shares equal to (1) 1.8% of the outstanding share capital on the last day of the immediately preceding fiscal year or (2) the number of Class A common shares as otherwise determined by the Board of
Directors.
Both stock options and Restricted Stock Units instruments (“RSUs”) are exercisable as long as the director or employee fulfills the worked periods after the options are granted.

Set out below are summaries
of options granted under the
plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value

At January 1, 2020	6,880	0.71	5.03	0.50

Granted during the year	7,382	10.41	—	5.01
Forfeit during the year	(815)	7.79	—	4.11
Migration to RSU	(2,587)	1.48	—	1.48
Exercised during the year	(1,182)	1.38	—	0.42

At December 31, 2020	9,678	2.90	5.65	0.68

Granted during the year	1,799	10.66	—	5.10
Forfeit during the year	(156)	8.76	—	4.44
Exercised during the year (i)	(2,512)	1.44	—	0.44

At December 31, 2021	8,809	4.78	5.37	1.58

Granted during the year	3,910	4.39	—	1.98
Forfeit during the year	(2,508)	7.22	—	3.19
Exercised during the year (i)	(497)	1.14	—	0.46

At December 31, 2022	9,714	4.18	4.37	1.41

Stock options exercisable as of December 31, 2022	3,270	3.82	3.95	1.07

(i)	The number of stock options withheld for tax purposes was 79 thousand shares (25 thousand shares in 2021).
The
fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•	Strike Price - Average price weighted by the quantity granted;

•	Target Asset Price – The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;

•	Risk-Free Interest Rate - US Treasury interest rate, according to the contractual term;

•	Volatility - According to comparable peer entities listed on the stock exchange.
The
weighted av
er
age inputs used in the year ended December
31
, 2022:

•	Target Asset Price – US$ 4.40 per share (December 31, 2021 – US$ 10.72 per share)

•	Risk-Free Interes t Ra te – 3.83% (December 31, 2021: 1.14%)

•	Volatility – 55.68% (December 31, 2021: 51.89%)

•	Expected dividend: None
The
following table sum
m
arizes the RSU granted under the
plan:

	Number of RSUs (thousands)	Weighted average grant date fair value

At January 1, 2020	—	—

RSU granted due to migration	2,343	1.57
RSU granted (ordinary grants)	276	1.27
Forfeit during the y ear	(36)	0.65

At December 31, 2 020	2,583	1.37

RSU granted	1,619	13.88
Forfeit during the year	(576)	3.34
Settled (i)	(625)	1.57

At December 31, 2021	3,001	7.70

RSU granted	2,354	5.94
Forfeit during the year	(940)	7.91
Settled (i)	(906)	5.86

At December 31, 2022	3,509	6.94

(i)	The number of RSUs withheld for tax purposes was 234.1 thousand shares (125 thousand shares in 2021).
The fair value of the restricted stock units granted was calculated using the same Target Asset Price used in the Stock Options appraisal model.
In
 November 2022, the Group modified some stock option instruments, changing the original vesting period and exercise price, and migrated some stock option instruments to RSU. Such modifications were carried out to reflect the recent fall in the company’s share price. The total incremental fair value of US$
1,527
will be recognized as an expense over the period from the modification date to the end of the vesting period. The expense for the original option granted will continue to be recognized as if the terms had not been modified. The fair value of the modified options was determined using the same models and principles of the original contract.
For
 the year ended December 31, 2022, there was US$
16,538
(US$
26,997
in 2021 and US$
2,744
in 2020) of remaining unamortized compensation costs, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted average remaining period of
1.84
years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.
The
 total expense, including taxes and social charges related to the share-based compensation plan for the year ended December 31, 2022, was US$
12,390
(US$
18,857
in 2021 and US$
2,803
in 2020). For the year ended December 31, 2022, the Group recorded in the capital reserve the amount of US$
12,066
(US$
8,736
in 2021 and R$
2,803
in 2020
).

25.2	Share-based compensation: Loja Integrada
On
 April 29, 2021, VTEX introduced a new share-based compensation plan to selected directors and employees as a stock option and RSU plan in Loja Integrada, a subsidiary wholly owned. This share-based compensation plan also has RSU and Stock Options. Under both stock option plan and RSUs, the options have a term of 7 years as of the grant date. They are exercisable as long as the director or employee fulfills the worked periods after the
options are granted.

Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2020	—	—	—	—

Granted during the year	23.57	12.37	—	5.47
Forfeit during the year	—	—	—	—
Exercised during the year	—	—	—	—

At December 31, 2021	23.57	12.37	6.35	5.47

Granted during the year	—	—	—	—
Forfeit during the year	(15.15)	12.78	—	5.82
Exercised during the year	—	—	—	—

At December 31, 2022	8.42	13.48	5.35	5.66

Stock options exercisable as of December 31, 2022	6.31	13.48	5.35	5.49

The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•	Strike Price - Average price weighted by the quantity granted;

•	Target Asset Price - The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;

•	Risk-Free Interest Rate - Future CDI, according to the contractual term;

•	Volatility - According to comparable peer entities listed on the stock exchange.
The weighted average inputs used in the twelve-month period ended December 31, 2022:

•	Target Asset Price - No t applicable for the period (December 31, 2021 – US$ 13.06 per share)

•	Risk-free interest rate in Brazilian Reais - No t applicable for the period (December 31, 2021: 8.81%)

•	Volatility - No t applicable for the period (December 31, 2021: 47.69%)

•	Expected dividend: None
The following table summarizes the RSU granted under
the
plan:

	Number of RSUs (thousands)	Weighted average grant date fair value

At December 31, 2020	—	—
RSU granted	94.90	11.22
Settled (i)	(11.87)	11.22

At December 31, 2021	83.03	11.22

RSU granted	327.27	6.54
Forfeit during the year	(76.24)	10.70
Settled (i)	(48.78)	9.69

At December 31, 2022	285.28	6.42

(i)	The number of RSUs withheld for tax purposes was 8.3 thousand shares.
For the year ended December 31, 2022, there was US$1,026 (2021 – US$942) of remaining unamortized compensation cost, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted-average remaining period of 1.98 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.

The total expense, including taxes and social charges related to the Loja Integrada share-based compensation plan for the year ended December 31, 2022, was US$363 (US$728 in 2021). For the year ended December 31, 2022, the Group recorded in the capital reserve the amount of US$581 (US$481 in
2021).

25.3	Amounts recognized in the statement of profit or loss
The following table illustrates the classification of share-based compensation in the Consolidated Statements of profit and loss which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2022	December 31, 2021	December 31, 2020

Subscription cost	(502)	(696)	(84)
Services cost	(156)	(376)	(78)
General and administrative	(4,366)	(7,087)	(1,011)
Sales and marketing	(2,885)	(5,530)	(991)
Research and development	(4,844)	(5,896)	(1,131)

Total	(12,753)	(19,585)	(3,295)